AMERICAN GENERAL LIFE
INSURANCE COMPANY
P.O. Box 4382 - Houston, Texas 77210                           A Subsidiary of
713-522-1111                                      American General Corporation

Law Department

Writer's Direct Number
(713) 831-3633


                                 March 4, 1998

BY EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549


         Re:  American General Life Insurance Company ("AGL")
              American General Life Insurance Company
               Separate Account D ("Registrant")
              File No. 333-40637 and No. 811-2441
              CIK No. 0000089031
              -----------------------------------------------

Commissioners:

      Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-4 Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as informed by Rule 309(b) of Regulation S-T.

      Registrant hereby certifies that:

      (1) the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and


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U.S. Securities and Exchange Commission
March 4, 1998
Page 2


      (2) the Amendment, which is designated as Pre-Effective Amendment No. 1 under the 1933 Act and as Amendment No. 65 under the Investment Company Act of 1940, was filed electronically on February 12, 1998.

      Please direct any inquiry regarding the foregoing to the undersigned or to Gary O. Cohen at (202) 457-5107.

                                      Very truly yours,

                                      American General Life Insurance Company, on behalf of its Separate Account D


                                      By:/s/STEVEN A. GLOVER
                                      ----------------------
                                      Steven A. Glover
                                      Assistant Secretary